Financial Risk Management (Details) - Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables - Asset Class [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Estimated total gross carrying amount at default	3,811,576	1,889,556
Lifetime ECL	129,274	57,831
Not past due &30 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 3,811,576	$ 1,889,556
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 2,821,141	$ 1,259,489
Lifetime ECL		0.01
31 – 90 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 335,357	$ 239,522
Lifetime ECL		0.1
90 – 180 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	0.04%	0.03%
Estimated total gross carrying amount at default	$ 276,851	$ 220,966
Lifetime ECL	106	73.16
180 – 365 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	6.61%	5.82%
Estimated total gross carrying amount at default	$ 138,164	$ 59,573
Lifetime ECL	9,137	3,641.53
>365 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	50.00%	50.00%
Estimated total gross carrying amount at default	$ 240,063	$ 110,006
Lifetime ECL	$ 120,031	$ 54,116.2